SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 28, 2014
Principles of Consolidation
Percentage of ownership interest in subsidiary that the entity has the ability to control	51.00%
Percentage of interest in a non-consolidated entity	25.00%
Concentrations of risk
Non-interest bearing cash balances insurance coverage per depositor at each financial institution	$ 250
Accounts receivable and allowance for doubtful accounts
Trade receivables collateral amount	0
Accounts receivable terms after sale of product or performance of service	30 days
Beginning balance	(849)	(751)	(675)
Charged to expense	(4,045)	(873)	(605)
Write-offs, net of recoveries	1,851	775	529
Ending balance	(3,043)	(849)	(751)
Inventories
Maximum period before expiration within which Inventory is returnable and fully refundable	6 months
Debt Issuance Costs
Net debt issuance costs	$ 921	$ 808
Software and Software Development Costs
Capitalized Software for Internal Use
Useful Life	3 years
Primrose
Principles of Consolidation
Percentage of interest in a non-consolidated entity				51.00%